Debt and Credit Agreements - Schedule of Long-Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current liabilities:
Long-term debt payable within one year	$ 731	$ 752
Long-term liabilities:
Long-term debt, noncurrent	9,978	9,315
Total long-term debt	$ 10,709	$ 10,067